Principal Accounting Policies (Revenue Recognition) (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended													13 Months Ended			5 Months Ended
	Dec. 31, 2013 USD ($) stream	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 PRC Subsidiaries [Member] Maximum [Member]	Dec. 31, 2013 PRC Subsidiaries [Member] Minimum [Member]	Dec. 31, 2013 Shengqu [Member]	Dec. 31, 2012 Shengqu [Member]	Dec. 31, 2011 Shengqu [Member]	Dec. 31, 2013 Lansha [Member]	Dec. 31, 2012 Lansha [Member]	Dec. 31, 2011 Lansha [Member]	Dec. 31, 2013 Shanghai Shulong [Member]	Dec. 31, 2013 Nanjing Shulong [Member]	Dec. 31, 2013 Tianjing Youji [Member]	Dec. 31, 2013 Chengdu Youji [Member]	Dec. 31, 2013 Chengdu Simo [Member]	Dec. 31, 2013 Chengdu Aurora [Member]
Revenue Recognition [Line Items]
Licensing agreements, number of revenue streams	2	2
Mobile game revenues delivered through certain third party in total mobile game revenues, maximum percentage					2.10%
Applicable business tax rate						5.00%	3.00%			5.00%			5.00%
Value added tax rate						17.00%	3.00%	6.00%	6.00%		6.00%	6.00%		6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Advertising revenues		0.5	18.6	56.0
Related party revenues in other revenues	$ 5.8	35.1	58.6	48.7
Percentage of revenue from related parties in total net revenue	0.80%	0.80%